Investment Portfolio	as of February 28, 2021 (Unaudited)
DWS Health and Wellness Fund
	Shares	Value ($)

Common Stocks 97.4%
Health Care 97.4%
Biotechnology 16.8%
ACADIA Pharmaceuticals, Inc.*	13,470	659,626
Acceleron Pharma, Inc.*	15,185	2,067,590
Alnylam Pharmaceuticals, Inc.*	13,296	1,969,138
Amgen, Inc.	28,878	6,495,240
Apellis Pharmaceuticals, Inc.*	18,987	914,604
Arena Pharmaceuticals, Inc.*	14,577	1,171,262
Argenx SE (ADR)*	3,423	1,131,918
Ascendis Pharma A/S (ADR)*	6,463	1,001,571
Biogen, Inc.*	11,939	3,257,914
Biohaven Pharmaceutical Holding Co., Ltd.*	13,030	1,107,289
BioMarin Pharmaceutical, Inc.*	24,385	1,888,131
Blueprint Medicines Corp.*	11,193	1,099,376
Cardiff Oncology, Inc.* (a)	16,800	173,712
ChemoCentryx, Inc.*	19,357	1,313,179
Deciphera Pharmaceuticals, Inc.*	12,704	556,181
Fate Therapeutics, Inc.*	9,170	822,732
Forma Therapeutics Holdings, Inc.*	11,333	437,567
Genmab AS*	3,815	1,283,456
Gilead Sciences, Inc.	37,914	2,327,920
Global Blood Therapeutics, Inc.*	24,448	1,041,485
Guardant Health, Inc.*	7,597	1,118,126
Incyte Corp.*	13,679	1,075,990
Insmed, Inc.*	14,641	523,709
Iovance Biotherapeutics, Inc.*	22,834	851,708
Karuna Therapeutics, Inc.*	5,563	695,153
Karyopharm Therapeutics, Inc.*	56,867	785,902
Mersana Therapeutics, Inc.*	30,581	555,963
Mirati Therapeutics, Inc.*	3,621	727,531
Natera, Inc.*	13,691	1,589,388
Neurocrine Biosciences, Inc.*	15,909	1,742,195
Novavax, Inc.*	1,855	428,932
PMV Pharmaceuticals, Inc.*	19,489	733,371
Regeneron Pharmaceuticals, Inc.*	6,893	3,105,779
Sarepta Therapeutics, Inc.*	6,842	595,665
Seagen, Inc.*	17,986	2,717,864
TG Therapeutics, Inc.* (a)	23,464	1,027,019
Turning Point Therapeutics, Inc.*	5,973	704,276
Vertex Pharmaceuticals, Inc.*	12,717	2,702,998
		52,401,460
Health Care Services 21.0%
Amedisys, Inc.*	10,806	2,740,834
Anthem, Inc.	16,387	4,968,374
Centene Corp.*	45,214	2,646,828
Cigna Corp.	23,202	4,870,100
Encompass Health Corp.	15,759	1,267,654
Hudson Executive Investment Corp.*	113,259	1,216,402

Humana, Inc.	16,389	6,222,084
IQVIA Holdings, Inc.*	21,642	4,172,361
Quest Diagnostics, Inc.	12,577	1,453,775
Teladoc Health, Inc.*	5,796	1,281,438
Thermo Fisher Scientific, Inc.	25,998	11,701,180
UnitedHealth Group, Inc.	63,228	21,005,606
Veeva Systems, Inc.*	3,341	935,847
Wuxi Biologics Cayman, Inc. 144A*	106,500	1,337,176
		65,819,659
Medical Supply & Specialty 33.8%
10X Genomics, Inc.*	5,441	968,444
Abbott Laboratories	116,896	14,001,802
Agilent Technologies, Inc.	25,499	3,112,663
Alcon, Inc.*	39,427	2,696,807
Avantor, Inc.*	115,185	3,210,206
Becton, Dickinson & Co.	15,544	3,748,436
Boston Scientific Corp.*	185,030	7,175,463
Danaher Corp.	24,629	5,410,252
DexCom, Inc.*	5,759	2,290,815
Edwards Lifesciences Corp.*	58,475	4,859,272
Envista Holdings Corp.*	30,526	1,176,472
Hologic, Inc.*	45,695	3,294,152
Hoya Corp.	6,900	786,403
IDEXX Laboratories, Inc.*	5,706	2,968,090
Illumina, Inc.*	6,521	2,865,393
Inspire Medical Systems, Inc.*	5,843	1,360,192
Insulet Corp.* (a)	5,888	1,525,581
Intuitive Surgical, Inc.*	7,888	5,811,878
iRhythm Technologies, Inc.*	2,805	451,324
LHC Group, Inc.*	8,943	1,625,032
Masimo Corp.*	17,549	4,400,061
Medtronic PLC	80,748	9,445,094
NanoString Technologies, Inc.*	10,006	698,319
Nevro Corp.*	5,223	862,735
Quidel Corp.*	5,958	978,661
ResMed, Inc.	8,521	1,642,678
Shockwave Medical, Inc.*	7,114	830,631
Silk Road Medical, Inc.*	7,919	433,724
Straumann Holding AG (Registered)	1,454	1,758,373
Stryker Corp.	21,074	5,114,449
Tandem Diabetes Care, Inc.*	11,637	1,117,036
Teleflex, Inc.	8,153	3,245,872
West Pharmaceutical Services, Inc.	6,607	1,854,255
Zimmer Biomet Holdings, Inc.	24,150	3,937,899
		105,658,464
Pharmaceuticals 25.8%
AbbVie, Inc.	43,316	4,666,866
AstraZeneca PLC (ADR) (a)	73,708	3,565,993
Bristol-Myers Squibb Co.	125,062	7,670,052
Daiichi Sankyo Co., Ltd.	43,500	1,235,128
Eli Lilly & Co.	47,987	9,832,056
Johnson & Johnson	104,016	16,482,375
Lonza Group AG (Registered)	2,736	1,725,429
Merck & Co., Inc.	70,829	5,143,602
Merck KGaA	14,930	2,422,940
Novartis AG (ADR)	51,685	4,440,258
Novo Nordisk AS (ADR) (a)	23,303	1,660,339
Pfizer, Inc.	201,183	6,737,619

Roche Holding AG (Genusschein)	14,298	4,682,272
Sanofi (ADR)	103,537	4,751,313
Zoetis, Inc.	32,761	5,085,818
Zogenix, Inc.* (a)	24,720	524,311
		80,626,371
Total Common Stocks (Cost $164,389,038)		304,505,954

Securities Lending Collateral 2.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (b) (c) (Cost $8,411,881)	8,411,881	8,411,881

Cash Equivalents 1.6%
DWS Central Cash Management Government Fund, 0.03% (b) (Cost $5,037,872)	5,037,872	5,037,872

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $177,838,791)	101.7	317,955,707
Other Assets and Liabilities, Net	(1.7)	(5,408,869)
Net Assets	100.0	312,546,838
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2021 are as follows:
Value ($) at 5/31/2020	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 2/28/2021	Value ($) at 2/28/2021
Securities Lending Collateral 2.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (b) (c)
7,242,269	1,169,612 (d)	—	—	—	4,752	—	8,411,881	8,411,881
Cash Equivalents 1.6%
DWS Central Cash Management Government Fund, 0.03% (b)
9,648,465	47,536,810	52,147,403	—	—	5,458	—	5,037,872	5,037,872
16,890,734	48,706,422	52,147,403	—	—	10,210	—	13,449,753	13,449,753
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at February 28, 2021 amounted to $8,138,416, which is 2.6% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2021.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Biotechnology	$51,118,004	$1,283,456	$—	$52,401,460
Health Care Services	64,482,483	1,337,176	—	65,819,659
Medical Supply & Specialty	103,113,688	2,544,776	—	105,658,464
Pharmaceuticals	70,560,602	10,065,769	—	80,626,371
Short-Term Investments (a)	13,449,753	—	—	13,449,753
Total	$302,724,530	$15,231,177	$—	$317,955,707
(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DHWF-PH3
R-080548-1 (1/23)